Overseas SMA Completion Portfolio
First Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Overseas SMA Completion Portfolio, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.6%
Issuer	Shares	Value ($)
Australia 5.1%
Northern Star Resources Ltd.	21,503	246,567
Finland 0.5%
UPM-Kymmene OYJ	897	23,597
France 1.7%
Eiffage SA	915	82,616
Germany 5.3%
Duerr AG	2,761	63,929
E.ON SE	9,698	124,996
KION Group AG	1,925	68,977
Total		257,902
Greece 3.7%
Piraeus Financial Holdings SA	48,698	179,067
Hong Kong 1.5%
WH Group Ltd.	93,000	74,136
Ireland 2.2%
Bank of Ireland Group PLC	11,813	103,560
Israel 2.5%
Bank Hapoalim BM	4,807	55,251
Bezeq Israeli Telecommunication Corp., Ltd.	45,068	64,798
Total		120,049
Japan 41.5%
Dai-ichi Life Holdings, Inc.	6,600	178,895
Daiwabo Holdings Co., Ltd.	9,300	190,443
Kinden Corp.	4,600	94,917
Macnica Holdings, Inc.	9,100	107,101
MatsukiyoCocokara & Co.	7,600	106,756
Mebuki Financial Group, Inc.	27,200	120,810
Medipal Holdings Corp.	7,600	123,464
Sankyo Co., Ltd.	18,300	259,892
Sanwa Holdings Corp.	4,400	132,893
Shimamura Co., Ltd.	3,500	198,670
Ship Healthcare Holdings, Inc.	4,600	67,837
Sundrug Co., Ltd.	2,500	61,621
Common Stocks (continued)
Issuer	Shares	Value ($)
Tokyo Tatemono Co., Ltd.	7,300	126,223
TOPPAN Holdings, Inc.	9,000	241,381
Total		2,010,903
Netherlands 5.3%
ASR Nederland NV	5,371	256,698
Norway 3.1%
Leroy Seafood Group ASA	32,579	151,963
Singapore 3.1%
Venture Corp., Ltd.	15,700	150,919
South Korea 1.0%
Youngone Corp.	1,688	49,749
United Arab Emirates 0.9%
Emaar Properties PJSC	15,754	40,984
United Kingdom 17.2%
BT Group PLC	90,400	183,344
DCC PLC	2,902	211,634
JD Sports Fashion PLC	76,280	99,040
Just Group PLC	79,989	145,752
TP Icap Group PLC	58,468	195,293
Total		835,063
United States 3.0%
Diversified Energy Co. PLC	8,874	144,494
Total Common Stocks (Cost $3,924,417)		4,728,267

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(a),(b)	106,653	106,632
Total Money Market Funds (Cost $106,621)		106,632
Total Investments in Securities (Cost $4,031,038)		4,834,899
Other Assets & Liabilities, Net		10,688
Net Assets		$4,845,587
At November 30, 2024, securities and/or cash totaling $3,657 were pledged as collateral.

Overseas SMA Completion Portfolio  | 2024

Portfolio of Investments  (continued)
Overseas SMA Completion Portfolio, November 30, 2024 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	1	12/2024	USD	116,585	—	(4,612)
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	148,498	462,355	(504,220)	(1)	106,632	30	1,662	106,653
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Overseas SMA Completion Portfolio  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT307_08_R01_(01/25)